Consolidated Statements of Operations and Comprehensive (Loss)/Income (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Basic and diluted	[1]	$ (0.4601)	$ (1.4274)
Basic & Diluted	[1],[2]	19,224,614	12,447,760	12,447,760

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization.
[2]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 29, 2022